Share-Based Compensation - Employee Stock Purchase Plan - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Feb. 02, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 66.8	$ 58.0	$ 75.7
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	15.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	0.2	0.2	0.1
Share-based compensation expense	$ 1.6	$ 1.3	$ 0.4
Shares Available For Future Grant	2.4			2.5